Net Pension Assets - Summary of Net Pension Asset (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of net defined benefit asset (liability) [line items]
Pension assets	$ 23,794	$ 25,946
Employee benefits liability	(20,609)	(17,120)
Net pension asset	3,185	8,826	$ 6,050
Post employment benefits [member]
Disclosure of net defined benefit asset (liability) [line items]
Employee benefits liability	(19,997)	(16,498)
Other employee benefits [member]
Disclosure of net defined benefit asset (liability) [line items]
Employee benefits liability	$ (612)	$ (622)